Capital Management (Details Textual) - INR (₨) ₨ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Disclosure of objectives, policies and processes for managing capital [abstract]
Equity attributable to owners of parent	₨ 14,474,131	₨ 13,165,475